Portfolio of Investments – as of September 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 93.4% of Net Assets

Non-Convertible Bonds — 92.7%
	ABS Car Loan — 4.0%
$2,776,809	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028(a)	$2,746,478
929,263	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	936,040
13,370,000	American Credit Acceptance Receivables Trust, Series 2023-2, Class C, 5.960%, 8/13/2029(a)	13,469,365
4,795,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.820%, 10/12/2029(a)	4,941,731
11,365,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	11,989,836
5,340,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.040%, 7/12/2030(a)	5,468,470
1,395,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class D, 2.130%, 3/18/2026	1,392,879
8,910,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	8,634,215
2,540,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027(a)	2,504,047
19,105,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class D, 4.080%, 2/20/2028(a)	17,952,791
7,985,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class C, 7.240%, 6/20/2029(a)	8,390,624
2,810,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	2,976,564
750,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	774,577
17,240,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-2A, Class A, 5.130%, 10/20/2028(a)	17,515,978
4,965,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.110%, 12/20/2030(a)	5,066,728
21,010,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	22,332,453
8,930,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class C, 6.070%, 2/15/2030	9,151,401
9,890,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	10,217,362
2,550,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	2,461,133
1,100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	1,056,792
11,965,000	CarMax Auto Owner Trust, Series 2023-1, Class D, 6.270%, 11/15/2029	12,321,163
1,540,000	CarMax Auto Owner Trust, Series 2023-2, Class D, 6.550%, 10/15/2029	1,590,507
3,035,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	3,213,256
4,250,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	4,346,802
11,525,000	CarMax Auto Owner Trust, Series 2024-2, Class B, 5.690%, 11/15/2029	11,864,008
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$390,000	CarMax Auto Owner Trust, Series 2024-2, Class D, 6.420%, 10/15/2030	$402,335
3,810,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	3,904,178
1,860,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	1,949,589
2,535,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	2,607,983
7,375,000	Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.800%, 5/10/2030(a)	7,524,336
3,432,000	Carvana Auto Receivables Trust, Series 2024-N2, Class D, 6.440%, 9/10/2030(a)	3,540,578
7,669,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	7,667,144
12,997,000	Carvana Auto Receivables Trust, Series 2024-P1, Class A4, 5.080%, 3/11/2030(a)	13,318,529
2,970,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class C, 7.710%, 7/15/2033(a)	3,113,602
4,835,000	Credit Acceptance Auto Loan Trust, Series 2023-2A, Class C, 7.150%, 9/15/2033(a)	4,956,639
2,035,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.620%, 12/15/2033(a)	2,121,422
3,460,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	3,576,277
13,290,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class A, 5.950%, 6/15/2034(a)	13,617,439
6,260,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	6,443,775
6,255,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	6,246,343
21,060,000	Drive Auto Receivables Trust, Series 2024-1, Class C, 5.430%, 11/17/2031	21,347,343
10,500,000	DT Auto Owner Trust, Series 2022-1A, Class D, 3.400%, 12/15/2027(a)	10,335,938
9,695,000	DT Auto Owner Trust, Series 2023-1A, Class D, 6.440%, 11/15/2028(a)	9,908,680
10,700,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.620%, 2/15/2029(a)	11,032,938
7,695,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	7,988,364
3,465,177	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	3,412,667
2,685,000	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.560%, 7/17/2028	2,671,115
4,130,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.760%, 9/15/2028	4,222,187
2,575,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	2,605,370
2,675,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.690%, 6/15/2029	2,743,673
6,035,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	6,206,629
3,100,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	3,204,898
14,145,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	14,898,404
1,145,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.700%, 7/16/2029	1,166,805
2,690,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.980%, 9/16/2030	2,758,286
9,087,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	8,969,133

Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$2,660,000	First Investors Auto Owner Trust, Series 2022-1A, Class D, 3.790%, 6/15/2028(a)	$2,601,140
1,910,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	2,025,914
292,707	Flagship Credit Auto Trust, Series 2019-3, Class D, 2.860%, 12/15/2025(a)	292,372
11,331,000	Flagship Credit Auto Trust, Series 2023-2, Class D, 6.620%, 5/15/2029(a)	11,692,945
1,800,000	Flagship Credit Auto Trust, Series 2023-3, Class D, 6.580%, 8/15/2029(a)	1,868,880
4,225,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	4,350,343
4,580,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	4,690,483
3,550,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	3,667,713
6,440,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	6,791,440
4,140,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	4,210,720
1,441,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	1,489,213
3,900,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class C, 5.920%, 8/15/2030(a)	4,010,207
6,289,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class D, 6.340%, 8/15/2031(a)	6,485,595
1,834,240	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A3, 0.510%, 4/16/2026	1,824,956
11,298,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	11,086,500
3,850,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	3,884,331
6,675,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	6,572,392
5,370,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.430%, 12/15/2028(a)	5,565,285
2,715,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	2,830,348
1,460,000	LAD Auto Receivables Trust, Series 2023-4A, Class D, 7.370%, 4/15/2031(a)	1,544,896
790,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	799,549
295,000	LAD Auto Receivables Trust, Series 2024-1A, Class C, 5.640%, 6/15/2029(a)	299,561
1,555,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class D, 7.070%, 2/14/2033(a)	1,623,546
4,350,000	Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.670%, 2/15/2028(a)	4,316,448
4,970,000	Prestige Auto Receivables Trust, Series 2023-1A, Class D, 6.330%, 4/16/2029(a)	5,046,468
4,500,000	Prestige Auto Receivables Trust, Series 2023-2A, Class C, 7.120%, 8/15/2029(a)	4,681,220
2,725,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	2,877,679
645,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class C, 5.840%, 6/17/2030	663,840
780,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.280%, 8/15/2031	811,861
21,205,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	22,013,504
475,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	483,940
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$716,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	$735,099
2,730,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.970%, 2/20/2031(a)	2,828,952
2,230,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	2,284,409
565,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	592,501
3,055,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	3,159,051
7,350,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.010%, 11/15/2028(a)	7,596,654
8,400,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	8,638,266
13,315,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	13,929,603
19,730,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class C, 5.650%, 2/15/2029(a)	19,949,575
14,870,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class D, 6.020%, 10/15/2029(a)	15,281,338
4,990,000	Westlake Flooring Master Trust, Series 2024-1A, Class A, 5.430%, 2/15/2028(a)	5,048,922
		588,925,458
	ABS Credit Card — 0.3%
4,007,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028(a)	4,044,153
8,286,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.690%, 11/15/2028(a)	8,407,380
6,575,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.200%, 8/15/2029(a)	6,646,933
19,300,000	World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.470%, 2/15/2031	19,893,050
		38,991,516
	ABS Home Equity — 3.7%
15,451,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class E, 5.639%, 4/17/2052(a)	15,443,639
2,248,907	Citigroup Mortgage Loan Trust, Inc., Series 2019-RP1, Class A1, 3.500%, 1/25/2066(a)(b)	2,190,057
17,445,601	COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/25/2066(a)(b)	15,779,492
2,324,348	CoreVest American Finance Ltd., Series 2019-1, Class D, 4.818%, 3/15/2052(a)	2,274,276
1,192,628	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052(a)	1,177,197
2,929,000	CoreVest American Finance Ltd., Series 2019-3, Class B, 3.163%, 10/15/2052(a)	2,718,939
1,259,000	CoreVest American Finance Ltd., Series 2020-2, Class C, 4.762%, 5/15/2052(a)(b)	1,219,879
1,870,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	1,615,747
10,075,107	CoreVest American Finance Ltd., Series 2021-RTL1, Class A1, 2.239%, 3/28/2029(a)(b)	9,971,226
10,565,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	10,815,686
4,024,476	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 4.067%, 9/27/2060(a)(b)	4,010,284

Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$4,864,425	Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.899%, 4/25/2066(a)(b)	$4,299,129
3,993,705	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, REMICS, 30 day USD SOFR Average + 2.000%, 7.280%, 4/25/2042(a)(b)	4,046,361
4,273,268	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, REMICS, 30 day USD SOFR Average + 2.100%, 7.363%, 4/25/2043(a)(b)	4,338,217
2,833,593	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, 30 day USD SOFR Average + 2.750%, 8.030%, 5/25/2042(a)(b)	2,909,219
7,449,367	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, 30 day USD SOFR Average + 2.300%, 7.580%, 1/25/2043(a)(b)	7,599,831
2,054,184	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, 30 day USD SOFR Average + 1.500%, 6.780%, 10/25/2043(a)(b)	2,061,084
8,353,752	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, 30 day USD SOFR Average + 1.100%, 6.380%, 2/25/2044(a)(b)	8,358,973
3,083,000	FirstKey Homes Trust, Series 2020-SFR1, Class D, 2.241%, 8/17/2037(a)	2,993,292
1,515,000	FirstKey Homes Trust, Series 2020-SFR1, Class E, 2.791%, 8/17/2037(a)	1,474,936
13,696,000	FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968%, 10/19/2037(a)	13,204,616
6,000,000	FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.607%, 9/17/2038(a)	5,636,241
10,000,000	FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.435%, 12/17/2038(a)	9,487,765
9,710,000	FirstKey Homes Trust, Series 2022-SFR2, Class D, 4.500%, 7/17/2039(a)	9,472,938
2,613,520	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	2,514,280
20,118,563	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	20,381,251
2,230,904	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/2039(a)	2,112,220
2,409,603	Home Partners of America Trust, Series 2019-2, Class D, 3.121%, 10/19/2039(a)	2,281,763
965,576	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	818,785
10,329,567	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	9,678,950
5,155,175	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	4,821,038
1,679,938	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 4.650%, 11/25/2060(a)(b)	1,679,676
Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$1,467,786	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058(a)(b)	$1,437,307
1,610,753	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.250%, 10/25/2069(a)(b)	1,567,301
2,744,944	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069(a)(b)	2,603,522
3,293,360	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.750%, 7/25/2059(a)(b)	3,194,296
540,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M1, 1.850%, 11/25/2060(a)(b)	482,351
1,750,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M2, 2.500%, 11/25/2060(a)(b)	1,536,403
27,039,656	New Residential Mortgage Loan Trust, Series 2024-RPL1, Class A, 3.800%, 1/25/2064(a)(b)	25,781,825
15,130,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	15,286,520
12,603,990	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	11,816,555
15,095,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	15,269,166
9,390,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	9,346,656
20,008,388	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	18,949,124
5,097,704	OBX Trust, Series 2021-NQM3, Class A1, 1.054%, 7/25/2061(a)(b)	4,214,709
6,601,910	PRET LLC, Series 2024-NPL4, Class A1, 6.996%, 7/25/2054(a)(b)	6,618,084
5,780,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038(a)	5,570,136
8,750,000	Progress Residential Trust, Series 2021-SFR3, Class C, 2.088%, 5/17/2026(a)	8,385,647
2,420,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	2,323,438
2,015,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	1,932,853
3,575,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	3,403,977
1,795,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	1,704,511
1,400,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	1,283,636
960,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040(a)	878,885
1,260,000	Progress Residential Trust, Series 2023-SFR1, Class C, 4.650%, 3/17/2040(a)	1,237,313
1,935,000	Progress Residential Trust, Series 2023-SFR1, Class D, 4.650%, 3/17/2040(a)	1,888,314
1,285,000	Progress Residential Trust, Series 2023-SFR2, Class B, 4.500%, 10/17/2040(a)	1,257,770
3,320,390	PRPM LLC, Series 2020-4, Class A1, 5.610%, 10/25/2025(a)(b)	3,320,401
4,209,351	PRPM LLC, Series 2021-10, Class A1, 2.487%, 10/25/2026(a)(b)	4,193,199
4,334,522	PRPM LLC, Series 2021-8, Class A1, 4.743%, 9/25/2026(a)(b)	4,309,912
1,061,193	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(b)	1,036,991

Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$10,426,015	PRPM LLC, Series 2024-1, Class A1, 6.959%, 2/25/2029(a)(b)	$10,454,374
8,589,332	PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029(a)(b)	8,695,874
3,830,000	PRPM LLC, Series 2024-5, Class A1, 5.689%, 9/25/2029(a)(b)	3,824,324
2,346,908	PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054(a)(b)	2,295,452
9,101,776	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	8,965,877
19,528,241	PRPM LLC, Series 2024-RPL1, Class A1, 4.200%, 12/25/2064(a)(b)	19,190,500
4,680,593	RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.021%, 1/25/2029(a)(b)	4,712,496
6,014,457	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	5,978,178
5,275,224	Redwood Funding Trust, Series 2024-1, Class A, 7.745%, 12/25/2054(a)(b)	5,322,843
248,366	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047(a)(b)	236,612
5,790,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	5,868,362
4,930,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057(a)(b)	4,385,669
1,775,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058(a)(b)	1,538,726
1,943,340	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058(a)(b)	1,672,301
4,495,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058(a)(b)	4,169,310
17,610,000	Towd Point Mortgage Trust, Series 2019-2, Class M1, 3.750%, 12/25/2058(a)(b)	15,694,455
3,808,606	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059(a)(b)	3,656,701
3,325,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060(a)(b)	2,988,148
1,505,000	Tricon American Homes, Series 2020-SFR1, Class B, 2.049%, 7/17/2038(a)	1,441,850
3,950,000	Tricon American Homes, Series 2020-SFR1, Class D, 2.548%, 7/17/2038(a)	3,791,203
2,575,000	Tricon American Homes Trust, Series 2019-SFR1, Class D, 3.198%, 3/17/2038(a)	2,502,757
23,100,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	23,176,045
2,955,973	VCAT LLC, Series 2021-NPL5, Class A1, 4.868%, 8/25/2051(a)(b)	2,921,251
14,448,906	VCAT LLC, Series 2021-NPL6, Class A1, 4.917%, 9/25/2051(a)(b)	14,305,872
10,917,817	Verus Securitization Trust, Series 2021-3, Class A1, 1.046%, 6/25/2066(a)(b)	9,546,135
12,154,705	Verus Securitization Trust, Series 2021-7, Class A1, 1.829%, 10/25/2066(a)(b)	10,897,852
768,472	VOLT XCII LLC, Series 2021-NPL1, Class A1, 4.893%, 2/27/2051(a)(b)	762,897
3,576,673	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 4.893%, 2/27/2051(a)(b)	3,557,973
4,160,034	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 5.240%, 2/27/2051(a)(b)	4,162,975
Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$1,566,873	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 5.116%, 3/27/2051(a)(b)	$1,560,485
3,898,028	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 5.240%, 4/25/2051(a)(b)	3,882,232
		540,377,518
	ABS Other — 4.8%
2,282,731	AASET LLC, Series 2022-1A, Class A, 6.000%, 5/16/2047(a)	2,303,490
4,444,474	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	4,136,374
8,710,000	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028(a)	8,746,509
8,060,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	8,222,216
1,666,335	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.110%, 11/15/2028(a)	1,672,444
16,955,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	17,157,951
975,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1D, 6.890%, 2/15/2029(a)	986,799
5,520,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	5,582,453
24,320,000	Aqua Finance Trust, Series 2024-A, Class A, 4.810%, 4/18/2050(a)	24,317,981
3,274,253	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	3,307,749
11,270,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	11,014,520
8,750,000	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	9,130,581
7,383,183	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	7,480,176
9,490,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	9,707,103
5,029,392	Business Jet Securities LLC, Series 2024-1A, Class A, 6.197%, 5/15/2039(a)	5,184,000
21,785,000	Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, 9/15/2039(a)	21,810,663
5,775,000	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	5,384,191
2,314,627	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	2,118,136
880,000	Chesapeake Funding II LLC, Series 2023-1A, Class D, 6.690%, 5/15/2035(a)	898,279
4,867,475	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045(a)	4,520,158
2,838,079	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046(a)	2,587,391
7,186,911	Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.464%, 5/11/2037(a)	6,402,304
19,830,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	19,991,694
14,467,879	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	14,694,619
7,650,798	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	7,713,703
5,569,517	Foundation Finance Trust, Series 2023-2A, Class A, 6.530%, 6/15/2049(a)	5,747,363
2,375,000	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	2,472,166
51,030,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	52,410,208

Principal Amount	Description	Value (†)

	ABS Other — continued
$17,740,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	$18,474,294
5,880,000	GreenSky Home Improvement Trust, Series 2024-1, Class A3, 5.550%, 6/25/2059(a)	6,041,818
313,618	Hilton Grand Vacations Trust, Series 2022-1D, Class C, 4.690%, 6/20/2034(a)	309,275
650,901	Hilton Grand Vacations Trust, Series 2023-1A, Class C, 6.940%, 1/25/2038(a)	676,428
2,933,961	Hilton Grand Vacations Trust, Series 2024-2A, Class C, 5.990%, 3/25/2038(a)	2,995,348
4,989,663	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	5,100,159
2,577,336	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038(a)	2,384,005
1,758,469	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039(a)	1,659,131
1,971,096	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/2039(a)	1,770,782
3,135,000	HPEFS Equipment Trust, Series 2022-1A, Class D, 2.400%, 11/20/2029(a)	3,083,161
2,395,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	2,454,710
5,847,900	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	5,741,611
99,750	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052(a)	95,325
3,913,075	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	3,679,151
7,253,440	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	6,641,466
2,401,538	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043(a)	2,374,112
1,089,600	MAPS Ltd., Series 2019-1A, Class A, 4.458%, 3/15/2044(a)	999,262
2,688,919	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	2,505,991
5,330,000	Mariner Finance Issuance Trust, Series 2024-AA, Class B, 5.680%, 9/22/2036(a)	5,473,340
5,024,000	Marlette Funding Trust, Series 2023-2A, Class B, 6.540%, 6/15/2033(a)	5,064,282
15,712,159	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	15,907,760
5,260,000	Merchants Fleet Funding LLC, Series 2023-1A, Class D, 8.200%, 5/20/2036(a)	5,421,296
16,315,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	16,622,815
1,795,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230%, 4/20/2054(a)	1,857,881
3,427,628	Mosaic Solar Loan Trust, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	3,492,482
40,496,988	Mosaic Solar Loan Trust, Series 2024-2A, Class A, 5.600%, 4/22/2052(a)	40,933,262
232,869	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037(a)	227,788
9,833,392	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	10,058,144
3,457,673	MVW LLC, Series 2024-1A, Class C, 6.200%, 2/20/2043(a)	3,531,559
141,867	MVW Owner Trust, Series 2019-1A, Class C, 3.330%, 11/20/2036(a)	139,302
10,940,160	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	10,116,184
Principal Amount	Description	Value (†)

	ABS Other — continued
$15,913,104	Octane Receivables Trust, Series 2024-1A, Class A2, 5.680%, 5/20/2030(a)	$16,089,294
7,119,000	Octane Receivables Trust, Series 2024-2A, Class C, 5.900%, 7/20/2032(a)	7,304,621
6,695,000	OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class A, 4.980%, 10/17/2031(a)	6,691,050
8,040,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	7,947,470
5,536,774	PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	5,683,825
9,940,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	10,103,990
14,675,000	RFS Asset Securitization II LLC, Series 2024-1, Class A, 6.550%, 7/15/2031(a)	14,769,199
530,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030(a)	515,313
2,555,000	SCF Equipment Leasing LLC, Series 2022-1A, Class D, 3.790%, 11/20/2031(a)	2,476,042
3,365,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	3,454,499
6,179,513	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	6,056,315
12,190,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	12,543,620
1,879,856	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	1,800,977
328,264	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037(a)	317,251
906,117	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class C, 7.000%, 1/20/2040(a)	930,595
1,111,492	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	1,143,887
3,938,955	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	4,021,035
18,090,000	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	18,086,111
190,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28 day Auction Rate Security, 7.960%, 9/15/2032(b)	190,135
407,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28 day Auction Rate Security, 7.960%, 9/15/2032(b)	407,290
1,522,489	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	1,564,832
5,588,886	Sunnova Helios X Issuer LLC, Series 2022-C, Class A, 5.300%, 11/22/2049(a)	5,495,443
24,950,436	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	24,271,073
7,997,862	TIC Home Improvement Trust, Series 2024-A, Class A, 6.670%, 10/15/2046(a)	8,129,491
5,587,313	TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 4/20/2049(a)	5,665,035
3,681,563	TIF Funding III LLC, Series 2024-1A, Class C, 6.310%, 4/20/2049(a)	3,692,191
31,890,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, SOFR + 1.400%, 6.425%, 11/15/2027(a)(b)	31,921,316
2,373,495	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	2,294,653
4,310,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	4,437,563

Principal Amount	Description	Value (†)

	ABS Other — continued
$2,994,770	Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 9/15/2043(a)(b)	$2,953,711
943,734	Willis Engine Structured Trust IV, Series 2018-A, Class B, 5.438%, 9/15/2043(a)(b)	927,182
2,998,325	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	2,725,157
2,353,747	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/2046(a)	2,211,119
12,745,121	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	13,620,520
15,445,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	15,924,413
		697,899,563
	ABS Student Loan — 1.0%
828,950	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	852,233
27,330,507	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	28,035,006
7,925,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	8,159,453
420,647	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	389,781
1,803,586	Commonbond Student Loan Trust, Series 2020-1, Class A, 1.690%, 10/25/2051(a)	1,602,970
2,416,724	ELFI Graduate Loan Program LLC, Series 2019-A, Class A, 2.540%, 3/25/2044(a)	2,233,927
3,083,133	Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.400%, 11/25/2050(a)	2,855,152
497,240	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	465,880
2,263,211	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	2,056,435
560,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	440,061
2,105,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	1,516,667
4,790,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	3,391,896
5,525,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	5,960,337
6,710,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	5,807,630
227,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 7.920%, 6/15/2032(b)	226,207
211,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28 day Auction Rate Security, 7.910%, 6/15/2032(b)	210,263
387,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 7.920%, 3/15/2033(b)	385,642
260,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 7.890%, 3/15/2033(b)	259,087
1,173,842	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043(a)	1,160,359
215,000	SMB Private Education Loan Trust, Series 2018-A, Class B, 3.960%, 7/15/2042(a)	207,257
Principal Amount	Description	Value (†)

	ABS Student Loan — continued
$1,605,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042(a)	$1,544,912
1,525,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042(a)	1,460,808
3,049,017	SMB Private Education Loan Trust, Series 2019-A, Class A2A, 3.440%, 7/15/2036(a)	2,994,011
5,583,977	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.840%, 6/15/2037(a)	5,424,152
489,477	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	468,117
3,364,153	SMB Private Education Loan Trust, Series 2021-B, Class A, 1.310%, 7/17/2051(a)	3,121,904
4,205,000	SMB Private Education Loan Trust, Series 2023-C, Class B, 6.360%, 11/15/2052(a)	4,457,152
26,200,180	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.240%, 3/15/2056(a)	26,873,865
17,513,000	SMB Private Education Loan Trust, Series 2024-A, Class B, 5.880%, 3/15/2056(a)	18,008,816
8,330,912	SMB Private Education Loan Trust, Series 2024-C, Class A1A, 5.500%, 6/17/2052(a)	8,576,471
2,605,000	SMB Private Education Loan Trust, Series 2024-C, Class B, 6.060%, 6/17/2052(a)	2,678,929
		141,825,380
	ABS Whole Business — 1.1%
30,940,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	32,384,242
2,807,780	Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047(a)	2,757,231
5,032,173	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048(a)	4,969,594
11,896,175	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	11,658,538
4,848,363	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	5,219,844
4,079,500	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	4,239,367
6,728,460	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	6,283,036
17,218,500	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	16,572,290
2,193,750	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	1,993,230
30,720,000	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	31,395,441
34,575,000	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	35,632,407
1,207,429	Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048(a)	1,172,751
		154,277,971
	Aerospace & Defense — 2.8%
13,620,000	BAE Systems PLC, 3.400%, 4/15/2030(a)	12,900,294
2,685,000	BAE Systems PLC, 5.250%, 3/26/2031(a)	2,787,728

Principal Amount	Description	Value (†)

	Aerospace & Defense — continued
$39,270,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	$40,830,590
32,338,000	Boeing Co., 3.625%, 2/01/2031	29,625,005
26,030,000	Boeing Co., 5.150%, 5/01/2030	26,092,532
23,082,000	Boeing Co., 5.705%, 5/01/2040	22,520,902
62,860,000	Boeing Co., 5.805%, 5/01/2050	60,730,214
1,525,000	Boeing Co., 5.930%, 5/01/2060	1,460,748
6,685,000	Boeing Co., 6.388%, 5/01/2031(a)	7,108,407
6,430,000	Boeing Co., 6.528%, 5/01/2034(a)	6,901,095
23,875,000	Boeing Co., 6.858%, 5/01/2054(a)	26,205,442
10,340,000	Boeing Co., 7.008%, 5/01/2064(a)	11,392,387
17,165,000	Embraer Netherlands Finance BV, 7.000%, 7/28/2030(a)	18,693,166
4,113,000	GE Capital Funding LLC, 4.550%, 5/15/2032	4,117,394
6,885,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	6,836,662
4,245,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030	4,174,393
10,115,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	10,522,849
3,335,000	RTX Corp., 2.375%, 3/15/2032	2,896,954
26,330,000	RTX Corp., 5.150%, 2/27/2033	27,373,220
21,030,000	RTX Corp., 6.100%, 3/15/2034	23,216,657
5,005,000	Textron, Inc., 2.450%, 3/15/2031	4,376,172
29,075,000	Textron, Inc., 3.000%, 6/01/2030	26,903,312
25,175,000	Textron, Inc., 6.100%, 11/15/2033	27,271,928
		404,938,051
	Agency Commercial Mortgage-Backed Securities — 0.0%
7,474,280	ATLX Trust, Series 2024-RPL1, Class A1, 3.850%, 4/25/2064(a)(b)	7,245,335
	Airlines — 0.4%
4,284,554	American Airlines Pass-Through Trust, Series 2017-2, Class A, 3.600%, 4/15/2031	3,953,014
11,961,797	American Airlines Pass-Through Trust, Series 2019-1, Class B, 3.850%, 8/15/2029	11,201,505
10,033,396	American Airlines Pass-Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	9,257,108
872,290	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	848,162
1,754,005	American Airlines Pass-Through Trust, Series B, Class B, 3.700%, 4/15/2027	1,728,427
3,645,424	British Airways Pass-Through Trust, Series 2019-1, Class A, 3.350%, 12/15/2030(a)	3,405,847
2,019,902	United Airlines Pass-Through Trust, Series 2018-1, Class A, 3.700%, 9/01/2031	1,852,684
3,329,501	United Airlines Pass-Through Trust, Series 20-1, Class A, 5.875%, 4/15/2029	3,399,987
20,203,282	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	21,226,578
		56,873,312
	Apartment REITs — 0.1%
2,185,000	American Homes 4 Rent LP, 2.375%, 7/15/2031	1,876,641
8,745,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035	8,632,635
		10,509,276
	Automotive — 0.8%
4,895,000	Aptiv PLC/Aptiv Corp., 3.250%, 3/01/2032	4,381,188
11,080,000	BorgWarner, Inc., 5.400%, 8/15/2034	11,312,827
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	5,543,316
13,060,000	Daimler Truck Finance North America LLC, 5.500%, 9/20/2033(a)	13,649,331
Principal Amount	Description	Value (†)

	Automotive — continued
$2,025,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	$1,770,994
360,000	General Motors Financial Co., Inc., 5.850%, 4/06/2030	375,173
31,570,000	General Motors Financial Co., Inc., 6.000%, 1/09/2028	32,902,783
19,180,000	General Motors Financial Co., Inc., 6.100%, 1/07/2034	19,975,834
4,480,000	General Motors Financial Co., Inc., 6.400%, 1/09/2033	4,777,116
2,895,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025(a)	2,867,236
8,820,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	8,895,138
13,340,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	13,386,997
		119,837,933
	Banking — 7.8%
4,425,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(a)	4,734,068
11,790,000	American Express Co., 5.850%, 11/05/2027	12,392,420
4,360,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	4,323,389
10,155,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/2025(a)	10,170,192
5,800,000	Banco Santander SA, 2.749%, 12/03/2030	5,124,666
49,304,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	47,963,051
17,700,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	16,361,639
58,160,000	Bank of America Corp., (fixed rate to 9/15/2033, variable rate thereafter), 5.872%, 9/15/2034	62,746,423
21,297,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	17,970,429
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	99,950
4,210,000	Bank of America Corp., MTN, (fixed rate to 7/22/2032, variable rate thereafter), 5.015%, 7/22/2033	4,319,240
25,627,000	Bank of America Corp., Series L, 4.183%, 11/25/2027	25,575,109
3,335,000	BBVA Bancomer SA, 1.875%, 9/18/2025(a)	3,244,584
25,795,000	BNP Paribas SA, (fixed rate to 1/09/2029, variable rate thereafter), 5.176%, 1/09/2030(a)	26,464,363
14,045,000	BNP Paribas SA, (fixed rate to 1/20/2027, variable rate thereafter), 2.591%, 1/20/2028(a)	13,479,950
22,500,000	BNP Paribas SA, (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033(a)	21,910,108
12,845,000	CaixaBank SA, (fixed rate to 9/13/2033, variable rate thereafter), 6.840%, 9/13/2034(a)	14,325,643
7,155,000	Credit Agricole SA, (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033(a)	6,888,047
92,100,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	98,295,024
3,390,000	Danske Bank AS, (fixed rate to 12/20/2024, variable rate thereafter), 3.244%, 12/20/2025(a)	3,372,087

Principal Amount	Description	Value (†)

	Banking — continued
$4,690,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	$4,208,990
2,640,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,604,466
4,980,000	Goldman Sachs Group, Inc., (fixed rate to 2/24/2032, variable rate thereafter), 3.102%, 2/24/2033	4,480,669
61,445,000	Goldman Sachs Group, Inc., (fixed rate to 8/23/2027, variable rate thereafter), 4.482%, 8/23/2028	61,769,787
11,115,000	Goldman Sachs Group, Inc., (fixed rate to 9/10/2026, variable rate thereafter), 1.542%, 9/10/2027	10,535,242
19,485,000	HSBC Holdings PLC, (fixed rate to 3/09/2028, variable rate thereafter), 6.161%, 3/09/2029	20,514,683
6,325,000	ING Groep NV, (fixed rate to 9/11/2033, variable rate thereafter), 6.114%, 9/11/2034	6,898,314
8,460,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(a)	9,247,189
15,785,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	17,982,903
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	70,216,129
28,715,000	JPMorgan Chase & Co., (fixed rate to 3/24/2030, variable rate thereafter), 4.493%, 3/24/2031	28,868,957
12,025,000	JPMorgan Chase & Co., (fixed rate to 4/22/2026, variable rate thereafter), 1.578%, 4/22/2027	11,519,580
4,230,000	JPMorgan Chase & Co., (fixed rate to 7/25/2032, variable rate thereafter), 4.912%, 7/25/2033	4,320,432
25,937,000	Mitsubishi UFJ Financial Group, Inc., 3.850%, 3/01/2026	25,778,573
21,470,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	22,507,719
21,570,000	Morgan Stanley, (fixed rate to 10/18/2032, variable rate thereafter), 6.342%, 10/18/2033	23,986,596
36,610,000	Morgan Stanley, (fixed rate to 2/01/2028, variable rate thereafter), 5.123%, 2/01/2029	37,534,107
8,205,000	Morgan Stanley, (fixed rate to 2/07/2034, variable rate thereafter), 5.942%, 2/07/2039	8,614,862
23,020,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	24,726,843
24,855,000	Morgan Stanley, (fixed rate to 4/20/2032, variable rate thereafter), 5.297%, 4/20/2037	25,043,054
11,262,000	Morgan Stanley, (fixed rate to 4/28/2025, variable rate thereafter), 2.188%, 4/28/2026	11,085,638
41,690,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	34,884,047
6,640,000	Morgan Stanley, MTN, (fixed rate to 7/21/2033, variable rate thereafter), 5.424%, 7/21/2034	6,924,560
7,340,000	NatWest Group PLC, (fixed rate to 9/30/2027, variable rate thereafter), 5.516%, 9/30/2028	7,574,058
20,295,000	Societe Generale SA, 4.250%, 4/14/2025(a)	20,137,917
21,590,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(a)	22,520,764
11,950,000	Societe Generale SA, (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035(a)	10,705,749
46,970,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036(a)	42,056,786
11,923,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	11,647,728
Principal Amount	Description	Value (†)

	Banking — continued
$13,965,000	Sumitomo Mitsui Financial Group, Inc., 5.464%, 1/13/2026	$14,162,697
3,270,000	Synchrony Bank, 5.400%, 8/22/2025	3,276,998
17,760,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	18,245,949
250,000	UBS Group AG, (fixed rate to 1/12/2028, variable rate thereafter), 3.869%, 1/12/2029(a)	244,613
8,810,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	11,132,849
20,095,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	21,211,915
12,730,000	UBS Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026(a)	12,867,910
11,410,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028(a)	12,002,635
24,120,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	26,631,857
18,980,000	UBS Group AG, (fixed rate to 9/13/2029, variable rate thereafter), 5.617%, 9/13/2030(a)	19,832,146
5,578,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027(a)	5,334,698
4,125,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	4,058,609
		1,137,659,600
	Brokerage — 0.6%
32,990,000	Blue Owl Finance LLC, 6.250%, 4/18/2034(a)	34,549,839
6,810,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	7,103,858
15,760,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	16,870,949
19,498,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	21,085,525
8,760,000	Jefferies Financial Group, Inc., 6.450%, 6/08/2027	9,192,355
		88,802,526
	Building Materials — 1.2%
68,715,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	63,261,936
13,050,000	Cemex SAB de CV, 3.875%, 7/11/2031	12,014,382
16,180,000	Cemex SAB de CV, 5.200%, 9/17/2030(a)	16,227,019
11,565,000	Cemex SAB de CV, 5.450%, 11/19/2029(a)	11,719,242
4,345,000	Cemex SAB de CV, 5.450%, 11/19/2029	4,402,949
11,320,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	11,150,232
3,285,000	Ferguson Finance PLC, 3.250%, 6/02/2030(a)	3,060,571
26,830,000	Owens Corning, 5.700%, 6/15/2034	28,482,865
23,975,000	Owens Corning, 7.000%, 12/01/2036	27,882,193
		178,201,389
	Cable Satellite — 1.4%
25,740,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	21,113,492
18,915,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	16,354,917
24,760,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	15,289,831
12,605,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 12/01/2061	8,574,163
28,090,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	21,504,901

Principal Amount	Description	Value (†)

	Cable Satellite — continued
$29,350,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	$30,529,076
19,240,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	13,642,124
4,204,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	3,063,687
2,275,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	1,656,180
38,005,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	19,287,277
910,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	449,705
1,035,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	535,753
1,534,000	CSC Holdings LLC, 6.500%, 2/01/2029(a)	1,270,417
3,270,000	DISH DBS Corp., 5.125%, 6/01/2029	2,193,930
9,616,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	8,886,370
6,160,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	5,382,121
17,891,000	Time Warner Cable LLC, 4.500%, 9/15/2042	13,709,321
15,815,000	Time Warner Cable LLC, 5.500%, 9/01/2041	13,712,668
		197,155,933
	Chemicals — 0.8%
2,145,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050(a)	1,680,211
3,619,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	3,837,680
1,645,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	1,758,699
8,600,000	Celanese U.S. Holdings LLC, 6.550%, 11/15/2030	9,269,840
57,281,000	Celanese U.S. Holdings LLC, 6.700%, 11/15/2033	62,669,211
27,205,000	CF Industries, Inc., 4.500%, 12/01/2026(a)	27,188,127
3,740,000	FMC Corp., 3.450%, 10/01/2029	3,504,155
		109,907,923
	Collateralized Mortgage Obligations — 0.4%
606,040	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030(a)	562,412
39,070,898	Federal Home Loan Mortgage Corp., Series 406, Class F4, 30 day USD SOFR Average + 0.900%, 6.180%, 10/25/2053(b)	39,039,087
8,184,293	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	6,593,365
4,375,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(b)	3,871,119
9,406,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.668%, 3/05/2033(a)(b)	4,842,464
7,014,003	Verus Securitization Trust, Series 2021-5, Class A1, 1.013%, 9/25/2066(a)(b)	5,999,255
		60,907,702
	Construction Machinery — 0.4%
2,470,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	2,526,979
5,305,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	5,428,940
10,740,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	11,223,704
5,270,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	5,550,701
8,900,000	John Deere Capital Corp., MTN, 1.250%, 1/10/2025	8,812,520
27,620,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	28,543,806
		62,086,650
	Consumer Cyclical Services — 0.9%
26,845,000	Expedia Group, Inc., 2.950%, 3/15/2031	24,425,678
34,931,000	Expedia Group, Inc., 3.250%, 2/15/2030	32,939,155
34,100,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	33,807,064
Principal Amount	Description	Value (†)

	Consumer Cyclical Services — continued
$17,650,000	Uber Technologies, Inc., 4.800%, 9/15/2034	$17,625,552
8,430,000	Uber Technologies, Inc., 6.250%, 1/15/2028(a)	8,519,670
2,731,000	Uber Technologies, Inc., 7.500%, 9/15/2027(a)	2,782,990
7,805,000	Uber Technologies, Inc., 8.000%, 11/01/2026(a)	7,818,541
		127,918,650
	Consumer Products — 0.1%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	7,963,460
	Diversified Manufacturing — 0.7%
3,809,000	Amphenol Corp., 2.200%, 9/15/2031	3,291,559
7,110,000	Amphenol Corp., 5.250%, 4/05/2034	7,428,274
25,811,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	27,654,336
2,965,000	Nordson Corp., 5.600%, 9/15/2028	3,097,600
20,385,000	Nordson Corp., 5.800%, 9/15/2033	21,990,323
37,435,000	Veralto Corp., 5.450%, 9/18/2033	39,275,992
		102,738,084
	Electric — 1.1%
7,435,000	AES Corp., 2.450%, 1/15/2031	6,439,143
8,015,000	AES Corp., 3.950%, 7/15/2030(a)	7,643,625
13,319,968	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	13,174,521
20,060,000	Duke Energy Corp., 5.450%, 6/15/2034	20,935,353
13,025,000	Enel Finance International NV, 6.000%, 10/07/2039(a)	13,938,605
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037(a)	10,215,976
2,355,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	2,276,586
30,821,000	NRG Energy, Inc., 4.450%, 6/15/2029(a)	30,118,463
19,745,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	17,977,211
7,265,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	6,076,520
4,540,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	4,504,929
2,050,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	2,098,783
9,000,000	Southern California Edison Co., 5.300%, 3/01/2028	9,309,435
20,425,000	Southern Co., 5.700%, 3/15/2034	21,922,493
		166,631,643
	Finance Companies — 2.9%
26,609,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	25,135,838
50,438,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	45,520,221
9,102,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	8,053,026
860,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	843,558
1,095,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	1,089,005
6,084,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.750%, 6/06/2028	6,340,986
13,515,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	14,555,248
4,355,000	Air Lease Corp., 3.125%, 12/01/2030	3,985,120
4,660,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	4,826,847
18,295,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	19,190,025
21,069,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	21,663,160
6,685,000	ARES Capital Corp., 2.875%, 6/15/2028	6,165,965
7,560,000	Aviation Capital Group LLC, 1.950%, 1/30/2026(a)	7,283,267
3,670,000	Aviation Capital Group LLC, 5.375%, 7/15/2029(a)	3,748,970
7,510,000	Aviation Capital Group LLC, 5.500%, 12/15/2024(a)	7,503,555

Principal Amount	Description	Value (†)

	Finance Companies — continued
$6,475,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	$6,763,526
14,460,000	Aviation Capital Group LLC, 6.375%, 7/15/2030(a)	15,496,158
18,470,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	19,726,461
27,825,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027	25,931,806
9,526,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	8,990,172
28,126,000	Blue Owl Capital Corp., 2.875%, 6/11/2028	25,764,702
13,015,000	Blue Owl Technology Finance Corp., 2.500%, 1/15/2027	12,107,463
6,245,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	6,258,583
29,600,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	28,418,285
28,350,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	26,656,827
7,445,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	7,000,356
29,285,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	26,963,877
25,002,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	22,333,924
12,180,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028(a)	12,510,583
		420,827,514
	Financial Other — 0.0%
2,310,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025(d)	220,674
720,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(d)	69,458
6,220,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(d)	459,907
6,065,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(d)	312,226
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(d)	22,200
3,495,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(d)	178,769
4,345,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(d)	207,691
3,780,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(d)	195,275
1,265,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	67,994
5,120,000	Times China Holdings Ltd., 5.750%, 1/14/2027(d)	117,709
1,835,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	43,453
1,415,000	Times China Holdings Ltd., 6.750%, 7/08/2025(d)	29,715
		1,925,071
	Food & Beverage — 0.6%
19,005,000	Bacardi Ltd./Bacardi-Martini BV, 5.400%, 6/15/2033(a)	19,349,718
4,895,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.000%, 2/02/2029	4,555,011
10,465,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.000%, 5/15/2032	9,075,041
3,625,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.750%, 12/01/2031	3,334,008
Principal Amount	Description	Value (†)

	Food & Beverage — continued
$10,660,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.500%, 1/15/2030	$10,797,557
6,173,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.750%, 4/01/2033	6,395,722
465,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034(a)	515,172
33,215,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	29,491,559
2,065,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	1,962,367
3,000,000	Smithfield Foods, Inc., 2.625%, 9/13/2031(a)	2,542,113
1,920,000	Smithfield Foods, Inc., 3.000%, 10/15/2030(a)	1,720,878
		89,739,146
	Gaming — 0.6%
4,880,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	4,317,089
3,365,000	GLP Capital LP/GLP Financing II, Inc., 6.750%, 12/01/2033	3,701,517
39,385,000	VICI Properties LP, 5.125%, 5/15/2032	39,545,061
5,278,000	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/2029(a)	5,054,899
21,330,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026(a)	21,122,546
7,785,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026(a)	7,749,015
6,760,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025(a)	6,718,727
		88,208,854
	Government Owned - No Guarantee — 0.4%
23,729,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	22,221,626
12,655,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	12,000,587
21,876,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	23,224,405
2,185,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029(d)	150,415
4,210,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030(d)	288,638
		57,885,671
	Health Care REITs — 0.0%
5,972,000	Welltower OP LLC, 6.500%, 3/15/2041	6,785,593
	Health Insurance — 0.6%
1,370,000	Centene Corp., 2.450%, 7/15/2028	1,261,667
10,105,000	Centene Corp., 2.500%, 3/01/2031	8,685,557
14,615,000	Centene Corp., 3.000%, 10/15/2030	13,083,742
16,405,000	Centene Corp., 3.375%, 2/15/2030	15,117,480
51,155,000	Centene Corp., 4.625%, 12/15/2029	50,059,359
4,380,000	Elevance Health, Inc., 4.100%, 5/15/2032	4,274,949
		92,482,754
	Healthcare — 1.0%
6,325,000	Alcon Finance Corp., 5.375%, 12/06/2032(a)	6,613,071
19,420,000	Cigna Group, 4.375%, 10/15/2028	19,495,460
281,862	CVS Pass-Through Trust, 5.773%, 1/10/2033(a)	285,262
227,622	CVS Pass-Through Trust, 6.036%, 12/10/2028	231,248
9,059,464	CVS Pass-Through Trust, Series 2013, 4.704%, 1/10/2036(a)	8,637,837
953,624	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036(a)	871,754
5,280,000	HCA, Inc., 2.375%, 7/15/2031	4,565,006
2,671,000	HCA, Inc., 3.500%, 9/01/2030	2,517,085
10,120,000	HCA, Inc., 4.125%, 6/15/2029	9,961,396
16,050,000	HCA, Inc., 4.500%, 2/15/2027	16,070,419
6,560,000	HCA, Inc., 5.450%, 9/15/2034	6,749,841
31,710,000	HCA, Inc., 5.500%, 6/01/2033	32,928,579
15,245,000	HCA, Inc., 5.600%, 4/01/2034	15,886,020

Principal Amount	Description	Value (†)

	Healthcare — continued
$3,750,000	Icon Investments Six DAC, 6.000%, 5/08/2034	$3,989,450
16,115,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	18,010,935
		146,813,363
	Home Construction — 0.3%
18,455,000	DR Horton, Inc., 5.000%, 10/15/2034	18,711,608
5,370,000	MDC Holdings, Inc., 3.966%, 8/06/2061	4,654,063
12,384,000	MDC Holdings, Inc., 6.000%, 1/15/2043	13,182,200
12,374,000	Meritage Homes Corp., 3.875%, 4/15/2029(a)	11,825,665
		48,373,536
	Independent Energy — 3.0%
6,782,000	Aker BP ASA, 2.000%, 7/15/2026(a)	6,493,984
7,360,000	Aker BP ASA, 3.100%, 7/15/2031(a)	6,559,834
9,925,000	Aker BP ASA, 3.750%, 1/15/2030(a)	9,464,506
64,141,000	Aker BP ASA, 4.000%, 1/15/2031(a)	60,901,252
3,180,000	Aker BP ASA, 5.125%, 10/01/2034(a)	3,142,243
11,000,000	Aker BP ASA, 6.000%, 6/13/2033(a)	11,528,649
61,104,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	51,612,351
4,049,000	Continental Resources, Inc., 4.375%, 1/15/2028	3,990,936
93,062,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	95,213,543
12,935,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028(a)	11,628,048
15,340,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031(a)	13,120,302
9,675,000	EQT Corp., 3.625%, 5/15/2031(a)	8,880,348
1,970,000	EQT Corp., 5.000%, 1/15/2029	1,992,722
16,975,000	EQT Corp., 5.700%, 4/01/2028	17,563,897
14,690,000	Hess Corp., 4.300%, 4/01/2027	14,686,502
11,170,000	Leviathan Bond Ltd., 6.125%, 6/30/2025(a)	10,986,924
940,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	950,698
3,160,000	Occidental Petroleum Corp., 5.550%, 10/01/2034	3,207,984
11,157,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	11,773,737
5,933,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	6,400,823
5,515,000	Occidental Petroleum Corp., 7.500%, 5/01/2031	6,266,711
11,260,000	Ovintiv, Inc., 6.500%, 8/15/2034	12,156,845
1,110,000	Ovintiv, Inc., 7.375%, 11/01/2031	1,252,344
30,549,000	Permian Resources Operating LLC, 6.250%, 2/01/2033(a)	31,041,905
5,600,000	Var Energi ASA, 7.500%, 1/15/2028(a)	5,992,308
13,015,000	Var Energi ASA, 8.000%, 11/15/2032(a)	15,091,608
2,000,000	Viper Energy, Inc., 5.375%, 11/01/2027(a)	1,991,803
6,975,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	7,356,351
		431,249,158
	Industrial Other — 0.2%
22,510,000	Jacobs Engineering Group, Inc., 6.350%, 8/18/2028	23,952,360
	Leisure — 1.4%
8,000,000	Carnival Corp., 4.000%, 8/01/2028(a)	7,726,545
11,905,000	Carnival Corp., 5.750%, 3/01/2027(a)	12,056,818
3,075,000	Carnival Corp., 7.000%, 8/15/2029(a)	3,267,775
10,505,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	10,505,647
17,900,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	17,953,879
18,615,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	19,903,139
Principal Amount	Description	Value (†)

	Leisure — continued
$11,000,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	$11,139,468
34,630,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	35,084,519
68,020,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	69,733,015
10,265,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	10,648,285
		198,019,090
	Life Insurance — 1.0%
11,800,000	Athene Global Funding, 1.608%, 6/29/2026(a)	11,229,113
18,770,000	Athene Global Funding, 1.716%, 1/07/2025(a)	18,596,942
21,550,000	Athene Global Funding, 2.550%, 11/19/2030(a)	18,994,969
7,385,000	Athene Holding Ltd., 3.500%, 1/15/2031	6,875,036
8,255,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	8,353,565
6,183,000	Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/01/2025(a)	6,182,671
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036(a)	9,943,911
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	34,810,568
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	7,142,475
2,872,000	Penn Mutual Life Insurance Co., 6.650%, 6/15/2034(a)	3,111,407
14,489,000	Penn Mutual Life Insurance Co., 7.625%, 6/15/2040(a)	16,866,856
		142,107,513
	Local Authorities — 0.1%
14,455,000	Province of Quebec, 0.600%, 7/23/2025	14,041,873
	Lodging — 0.4%
5,810,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	5,991,601
11,480,000	Marriott International, Inc., 5.300%, 5/15/2034	11,829,372
5,595,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	5,036,576
10,685,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	10,051,139
3,215,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	3,046,763
14,787,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	13,834,645
1,795,000	Travel & Leisure Co., 6.000%, 4/01/2027	1,817,312
235,000	Travel & Leisure Co., 6.625%, 7/31/2026(a)	239,438
		51,846,846
	Media Entertainment — 1.1%
5,195,000	Electronic Arts, Inc., 1.850%, 2/15/2031	4,460,269
27,080,000	Meta Platforms, Inc., 4.950%, 5/15/2033	28,424,360
3,105,000	Netflix, Inc., 4.875%, 4/15/2028	3,181,266
27,310,000	Netflix, Inc., 4.875%, 6/15/2030(a)	28,176,717
43,170,000	Netflix, Inc., 4.900%, 8/15/2034	44,652,528
15,315,000	Netflix, Inc., 5.375%, 11/15/2029(a)	16,113,376
11,295,000	Netflix, Inc., 5.875%, 11/15/2028	12,036,722
16,970,000	Netflix, Inc., 6.375%, 5/15/2029	18,539,176
		155,584,414
	Metals & Mining — 2.9%
550,000	Anglo American Capital PLC, 2.625%, 9/10/2030(a)	489,520
8,914,000	Anglo American Capital PLC, 4.500%, 3/15/2028(a)	8,884,782
4,155,000	Anglo American Capital PLC, 5.500%, 5/02/2033(a)	4,271,272
37,170,000	ArcelorMittal SA, 6.000%, 6/17/2034	39,445,870
11,405,000	ArcelorMittal SA, 6.750%, 3/01/2041	12,515,250

Principal Amount	Description	Value (†)

	Metals & Mining — continued
$48,605,000	ArcelorMittal SA, 6.800%, 11/29/2032	$54,219,459
13,145,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027(a)	12,996,335
16,934,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	17,949,089
4,740,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	4,636,584
2,080,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	2,077,515
5,155,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	4,611,354
7,820,000	Glencore Funding LLC, 2.625%, 9/23/2031(a)	6,851,286
6,704,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	6,010,781
5,443,000	Glencore Funding LLC, 3.875%, 10/27/2027(a)	5,361,627
39,092,000	Glencore Funding LLC, 4.000%, 3/27/2027(a)	38,726,197
20,925,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	21,993,247
25,345,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	26,854,124
30,235,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	32,867,073
89,221,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	98,427,229
1,855,000	Reliance, Inc., 2.150%, 8/15/2030	1,630,660
19,952,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	20,591,896
		421,411,150
	Midstream — 3.9%
8,432,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	7,540,033
33,645,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	31,841,244
3,122,000	Cheniere Energy Partners LP, 4.500%, 10/01/2029	3,079,311
41,895,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	44,331,027
13,555,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	12,012,704
3,045,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	3,120,827
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	701,006
7,000,000	Energy Transfer LP, 4.950%, 6/15/2028	7,119,307
6,405,000	Energy Transfer LP, 5.250%, 4/15/2029	6,588,598
5,160,000	Energy Transfer LP, 5.550%, 5/15/2034	5,342,726
125,000	Energy Transfer LP, 5.600%, 9/01/2034	129,865
66,605,000	Energy Transfer LP, 5.750%, 2/15/2033	69,659,437
51,565,000	Energy Transfer LP, 6.550%, 12/01/2033	56,928,430
12,955,000	EnLink Midstream LLC, 6.500%, 9/01/2030(a)	13,976,243
4,080,000	Enterprise Products Operating LLC, 5.350%, 1/31/2033	4,282,381
1,435,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027(a)	1,388,133
14,040,000	MPLX LP, 4.250%, 12/01/2027	13,987,828
4,355,000	MPLX LP, 5.000%, 3/01/2033	4,357,409
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	100,633
10,657,000	Plains All American Pipeline LP/PAA Finance Corp., 3.550%, 12/15/2029	10,136,422
18,993,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	18,101,872
1,385,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	1,172,062
12,445,000	Sabine Pass Liquefaction LLC, 4.500%, 5/15/2030	12,411,989
810,000	Targa Resources Corp., 5.200%, 7/01/2027	828,559
1,595,000	Targa Resources Corp., 5.500%, 2/15/2035	1,642,661
43,560,000	Targa Resources Corp., 6.125%, 3/15/2033	46,746,029
39,505,000	Targa Resources Corp., 6.500%, 3/30/2034	43,662,414
10,710,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	10,066,972
Principal Amount	Description	Value (†)

	Midstream — continued
$1,955,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	$1,940,608
5,205,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	5,300,244
7,095,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	6,363,250
15,365,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	14,285,295
3,175,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(a)	3,328,229
2,170,000	Western Midstream Operating LP, 4.050%, 2/01/2030	2,089,306
2,870,000	Western Midstream Operating LP, 5.250%, 2/01/2050	2,602,736
5,070,000	Western Midstream Operating LP, 5.300%, 3/01/2048	4,604,180
5,140,000	Western Midstream Operating LP, 5.450%, 4/01/2044	4,865,147
710,000	Western Midstream Operating LP, 5.500%, 8/15/2048	658,724
15,915,000	Western Midstream Operating LP, 6.150%, 4/01/2033	16,823,301
11,620,000	Western Midstream Operating LP, 6.350%, 1/15/2029	12,354,117
6,750,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	6,988,116
7,530,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	7,797,344
4,385,000	Williams Cos., Inc., 4.650%, 8/15/2032	4,356,498
47,080,000	Williams Cos., Inc., 5.150%, 3/15/2034	47,593,193
		573,206,410
	Mortgage Related — 0.0%
360	Federal National Mortgage Association, 6.000%, 7/01/2029	372
	Natural Gas — 0.0%
5,225,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	5,616,673
	Non-Agency Commercial Mortgage-Backed Securities — 0.9%
8,625,000	Bank, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	7,358,638
410,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	316,765
1,785,000	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD SOFR + 1.898%, 6.995%, 4/15/2037(a)(b)	1,790,578
4,400,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 8.097%, 5/15/2039(a)(b)	4,405,500
8,370,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 8.329%, 8/15/2039(a)(b)	8,333,381
4,470,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 6.588%, 7/15/2029(a)(b)	4,444,128
550,393	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	549,075
366,569	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(b)	342,779
2,010,000	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.479%, 12/10/2044(b)	1,787,700
2,470,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	2,204,475

Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$370,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	$312,155
510,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	414,885
12,790,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	9,412,671
5,095,000	DBUBS Mortgage Trust, Series 2017-BRBK, Class D, 3.648%, 10/10/2034(a)(b)	4,999,293
9,295,000	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, 9/12/2040(a)	9,710,291
3,853,728	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD SOFR + 1.194%, 6.292%, 7/15/2038(a)(b)	3,848,911
6,100,028	Extended Stay America Trust, Series 2021-ESH, Class B, 1 mo. USD SOFR + 1.494%, 6.592%, 7/15/2038(a)(b)	6,086,684
4,789,315	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 6.912%, 7/15/2038(a)(b)	4,778,838
20,906,363	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 7.462%, 7/15/2038(a)(b)	20,946,758
825,657	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	805,331
3,444,655	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.686%, 12/15/2047(a)(b)	3,169,152
340,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.686%, 12/15/2047(a)(b)	292,407
3,031,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A5, 3.598%, 11/15/2048	2,963,559
6,140,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874%, 10/13/2033(a)(b)	6,143,052
1,212,173	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.964%, 10/15/2046(b)	1,115,211
3,456,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.385%, 6/15/2044(a)(b)	2,717,142
807,762	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	735,006
8,960,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	9,236,171
3,377,473	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.082%, 7/15/2046(b)	3,107,343
4,030,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class AS, 3.419%, 11/15/2059	3,857,926
535,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044(a)(b)	192,488
901,594	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	811,453
Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$3,586,037	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	$3,191,609
1,290,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(b)	1,247,329
		131,628,684
	Office REITs — 0.0%
2,085,000	COPT Defense Properties LP, 2.750%, 4/15/2031	1,824,343
	Oil Field Services — 0.3%
52,435,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034(a)	51,075,860
	Other REITs — 0.4%
6,150,000	Extra Space Storage LP, 2.350%, 3/15/2032	5,190,525
12,900,000	Extra Space Storage LP, 5.900%, 1/15/2031	13,683,659
38,265,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	38,819,703
		57,693,887
	Paper — 0.1%
16,595,000	Weyerhaeuser Co., 4.000%, 4/15/2030	16,262,392
2,515,000	WRKCo, Inc., 4.000%, 3/15/2028	2,484,198
		18,746,590
	Pharmaceuticals — 1.4%
4,130,000	Amgen, Inc., 5.250%, 3/02/2033	4,299,641
2,365,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,850,613
17,300,000	Pfizer Investment Enterprises Pte. Ltd., 4.750%, 5/19/2033	17,633,856
32,845,000	Roche Holdings, Inc., 4.985%, 3/08/2034(a)	34,245,335
43,200,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	44,488,570
23,155,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	22,256,743
54,516,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	40,524,790
6,835,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	6,738,692
3,140,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	3,114,481
4,495,000	Teva Pharmaceutical Finance Netherlands III BV, 6.750%, 3/01/2028	4,684,905
13,080,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	14,450,418
4,885,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	5,600,672
		199,888,716
	Property & Casualty Insurance — 0.3%
6,095,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	6,350,478
4,720,000	CNA Financial Corp., 5.125%, 2/15/2034	4,826,643
26,635,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	24,804,873
16,415,000	Stewart Information Services Corp., 3.600%, 11/15/2031	14,412,045
		50,394,039
	Restaurants — 0.2%
14,805,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	13,652,293
4,800,000	Starbucks Corp., 3.000%, 2/14/2032	4,374,635
7,056,000	Yum! Brands, Inc., 4.750%, 1/15/2030(a)	6,972,936
		24,999,864
	Retail REITs — 0.0%
6,815,000	Simon Property Group LP, 2.650%, 7/15/2030	6,248,578

Principal Amount	Description	Value (†)

	Retailers — 0.3%
$4,890,000	AutoNation, Inc., 3.850%, 3/01/2032	$4,510,124
1,960,000	AutoNation, Inc., 4.750%, 6/01/2030	1,950,756
14,585,000	AutoZone, Inc., 4.000%, 4/15/2030	14,317,746
5,620,000	Dollar General Corp., 3.500%, 4/03/2030	5,290,232
5,070,000	Dollar Tree, Inc., 2.650%, 12/01/2031	4,360,387
9,550,000	Home Depot, Inc., 4.950%, 6/25/2034	9,928,438
3,145,000	Tapestry, Inc., 3.050%, 3/15/2032	2,692,200
		43,049,883
	Sovereigns — 2.0%
24,900,000	Chile Government International Bonds, 3.500%, 1/31/2034	22,877,611
18,380,000	Chile Government International Bonds, 3.500%, 1/25/2050	14,105,815
15,960,000	Colombia Government International Bonds, 7.500%, 2/02/2034	16,551,062
38,390,000	Colombia Government International Bonds, 8.000%, 11/14/2035	40,916,968
20,610,000	Dominican Republic International Bonds, 4.875%, 9/23/2032	19,594,895
17,125,000	Philippines Government International Bonds, 2.650%, 12/10/2045	12,045,725
21,935,000	Philippines Government International Bonds, 2.950%, 5/05/2045	16,171,096
58,315,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	59,590,932
10,115,000	Republic of South Africa Government International Bonds, 4.850%, 9/30/2029	9,816,608
27,595,000	Republic of South Africa Government International Bonds, 5.875%, 4/20/2032	27,523,805
1,785,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	1,538,474
5,815,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	4,966,545
510,000	Republic of Uzbekistan International Bonds, 5.375%, 2/20/2029	493,425
40,345,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	40,610,470
2,756,000	Romania Government International Bonds, 6.375%, 1/30/2034(a)	2,863,208
		289,666,639
	Supermarkets — 0.0%
325,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	338,153
	Technology — 8.0%
5,095,000	Arrow Electronics, Inc., 2.950%, 2/15/2032	4,472,337
15,000,000	Arrow Electronics, Inc., 5.875%, 4/10/2034	15,556,611
21,490,000	Atlassian Corp., 5.250%, 5/15/2029	22,210,049
41,740,000	Atlassian Corp., 5.500%, 5/15/2034	43,679,132
4,625,000	Broadcom, Inc., 2.450%, 2/15/2031(a)	4,098,564
4,210,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	3,609,000
19,501,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	16,675,992
49,825,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	42,228,551
15,060,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	13,683,549
15,525,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	13,980,199
8,265,000	Broadcom, Inc., 4.150%, 11/15/2030	8,161,794
3,685,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	3,575,169
59,219,000	Broadcom, Inc., 4.300%, 11/15/2032	58,167,208
2,755,000	CDW LLC/CDW Finance Corp., 2.670%, 12/01/2026	2,650,689
8,890,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	8,381,427
Principal Amount	Description	Value (†)

	Technology — continued
$20,942,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	$19,851,759
42,640,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	39,014,982
10,970,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	10,839,118
29,120,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	29,793,860
3,900,000	CommScope LLC, 6.000%, 3/01/2026(a)	3,792,750
5,825,000	CommScope LLC, 7.125%, 7/01/2028(a)	4,829,952
1,325,000	CommScope Technologies LLC, 5.000%, 3/15/2027(a)	1,110,535
4,210,000	Dell International LLC/EMC Corp., 5.750%, 2/01/2033	4,518,217
46,995,000	Entegris, Inc., 4.750%, 4/15/2029(a)	46,311,232
52,560,000	Equinix, Inc., 2.150%, 7/15/2030	46,454,743
17,195,000	Equinix, Inc., 3.200%, 11/18/2029	16,230,325
34,695,000	Fiserv, Inc., 5.625%, 8/21/2033	36,750,993
5,730,000	Flex Ltd., 6.000%, 1/15/2028	5,938,671
8,249,000	Gartner, Inc., 3.625%, 6/15/2029(a)	7,872,978
9,873,000	Global Payments, Inc., 2.900%, 5/15/2030	8,992,534
35,914,000	Global Payments, Inc., 2.900%, 11/15/2031	31,610,853
3,705,000	Global Payments, Inc., 5.300%, 8/15/2029	3,808,404
34,120,000	Global Payments, Inc., 5.400%, 8/15/2032	35,022,235
5,320,000	Jabil, Inc., 1.700%, 4/15/2026	5,095,498
5,680,000	Jabil, Inc., 3.000%, 1/15/2031	5,093,382
16,735,000	KLA Corp., 5.650%, 11/01/2034	18,051,586
14,147,000	Leidos, Inc., 2.300%, 2/15/2031	12,290,229
2,555,000	Leidos, Inc., 4.375%, 5/15/2030	2,514,088
40,118,000	Leidos, Inc., 5.750%, 3/15/2033	42,201,586
7,480,000	Marvell Technology, Inc., 2.450%, 4/15/2028	6,981,145
6,390,000	Marvell Technology, Inc., 2.950%, 4/15/2031	5,771,380
2,330,000	Marvell Technology, Inc., 5.950%, 9/15/2033	2,503,946
21,420,000	Microchip Technology, Inc., 5.050%, 3/15/2029	21,997,014
14,735,000	Micron Technology, Inc., 2.703%, 4/15/2032	12,872,372
25,479,000	Micron Technology, Inc., 4.663%, 2/15/2030	25,605,011
31,410,000	Micron Technology, Inc., 5.300%, 1/15/2031	32,637,025
10,622,000	Micron Technology, Inc., 5.327%, 2/06/2029	10,975,486
44,875,000	Micron Technology, Inc., 5.875%, 2/09/2033	47,920,246
37,860,000	Micron Technology, Inc., 5.875%, 9/15/2033	40,492,393
28,065,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	29,289,089
4,135,000	Motorola Solutions, Inc., 5.600%, 6/01/2032	4,371,904
16,645,000	Open Text Corp., 6.900%, 12/01/2027(a)	17,556,597
4,780,000	Oracle Corp., 2.950%, 4/01/2030	4,444,800
45,370,000	Oracle Corp., 3.600%, 4/01/2050	34,540,286
6,765,000	Oracle Corp., 6.150%, 11/09/2029	7,318,350
10,585,000	Oracle Corp., 6.250%, 11/09/2032	11,712,370
4,402,000	S&P Global, Inc., 4.250%, 5/01/2029	4,425,782
8,685,000	S&P Global, Inc., 5.250%, 9/15/2033	9,207,447
2,460,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	2,469,764
11,265,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	10,313,627
7,248,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	6,926,683
3,555,000	SK Hynix, Inc., 6.375%, 1/17/2028(a)	3,735,871
1,770,000	Skyworks Solutions, Inc., 1.800%, 6/01/2026	1,690,952
13,665,000	TD SYNNEX Corp., 1.750%, 8/09/2026	12,979,970
11,132,000	TD SYNNEX Corp., 2.650%, 8/09/2031	9,538,032
29,309,000	TD SYNNEX Corp., 6.100%, 4/12/2034	31,015,246
20,470,000	Trimble, Inc., 6.100%, 3/15/2033	22,094,239
9,945,000	Verisk Analytics, Inc., 5.750%, 4/01/2033	10,704,695

Principal Amount	Description	Value (†)

	Technology — continued
$21,925,000	VMware LLC, 2.200%, 8/15/2031	$18,832,354
5,450,000	Western Digital Corp., 2.850%, 2/01/2029	4,968,688
8,330,000	Western Digital Corp., 4.750%, 2/15/2026	8,285,015
		1,173,298,560
	Transportation Services — 0.2%
17,545,000	ERAC USA Finance LLC, 4.900%, 5/01/2033(a)	17,885,643
16,610,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.050%, 8/01/2028(a)	17,483,155
		35,368,798
	Treasuries — 21.7%
170,890,000	U.S. Treasury Bonds, 2.250%, 2/15/2052	116,532,294
250,000,000	U.S. Treasury Notes, 3.500%, 9/30/2026	249,306,640
526,355,000	U.S. Treasury Notes, 3.750%, 8/31/2026	527,115,746
168,485,000	U.S. Treasury Notes, 4.375%, 7/31/2026	170,512,085
163,885,000	U.S. Treasury Notes, 4.500%, 3/31/2026	165,613,476
199,245,000	U.S. Treasury Notes, 4.625%, 6/30/2025	199,941,579
1,305,145,000	U.S. Treasury Notes, 4.625%, 2/28/2026(e)	1,319,674,931
166,340,000	U.S. Treasury Notes, 4.625%, 6/30/2026	168,900,076
122,555,000	U.S. Treasury Notes, 4.875%, 11/30/2025	123,895,445
125,445,000	U.S. Treasury Notes, 4.875%, 5/31/2026	127,748,092
		3,169,240,364
	Wireless — 2.1%
9,655,000	American Tower Corp., 5.450%, 2/15/2034	10,093,173
36,125,000	American Tower Corp., 5.500%, 3/15/2028	37,412,140
23,805,000	American Tower Corp., 5.900%, 11/15/2033	25,581,764
610,000	Sprint Capital Corp., 6.875%, 11/15/2028	666,008
33,985,000	Sprint Capital Corp., 8.750%, 3/15/2032	42,138,698
1,960,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	1,805,109
8,560,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	7,550,131
15,320,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	14,703,512
7,565,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	7,118,342
52,295,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	50,855,352
53,355,000	T-Mobile USA, Inc., 5.150%, 4/15/2034	54,965,705
44,475,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	47,760,820
		300,650,754
	Wirelines — 0.0%
173,000	Level 3 Financing, Inc., 4.625%, 9/15/2027(a)	152,373
670,320	Level 3 Financing, Inc., 10.000%, 10/15/2032(a)	639,613
5,200,000	Verizon Communications, Inc., 2.355%, 3/15/2032	4,480,014
		5,272,000
	Total Non-Convertible Bonds (Identified Cost $13,333,306,831)	13,531,137,946

Convertible Bonds — 0.7%
	Airlines — 0.1%
9,955,000	Southwest Airlines Co., 1.250%, 5/01/2025	10,028,948
	Cable Satellite — 0.2%
35,520,000	DISH Network Corp., 3.375%, 8/15/2026	28,499,670
4,115,000	DISH Network Corp., Zero Coupon, 6.944%–9.514%, 12/15/2025(f)	3,559,725
		32,059,395
	Electric — 0.2%
20,265,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028	21,440,370
	Leisure — 0.0%
3,835,000	Carnival Corp., 5.750%, 12/01/2027	6,166,680
Principal Amount	Description	Value (†)

	Pharmaceuticals — 0.2%
$34,259,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	$32,563,180
	Total Convertible Bonds (Identified Cost $105,982,836)	102,258,573

Municipals — 0.0%
	Virginia — 0.0%
6,830,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $6,583,807)	5,798,183
	Total Bonds and Notes (Identified Cost $13,445,873,474)	13,639,194,702

Collateralized Loan Obligations — 2.1%
1,585,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.162%, 8.445%, 4/23/2034(a)(b)	1,585,319
5,565,000	AGL CLO 5 Ltd., Series 2020-5A, Class BR, 3 mo. USD SOFR + 1.962%, 7.244%, 7/20/2034(a)(b)	5,571,361
14,785,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.912%, 7.194%, 7/20/2031(a)(b)	14,810,992
7,905,000	Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class AR3, 3 mo. USD SOFR + 1.450%, 6.744%, 7/15/2037(a)(b)	7,914,122
3,520,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD SOFR + 3.262%, 8.563%, 10/15/2034(a)(b)	3,527,716
1,665,000	Atrium XV, Series 15A, Class D1R, 3 mo. USD SOFR + 3.300%, 8.638%, 7/16/2037(a)(b)	1,677,020
1,150,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2RR, 3 mo. USD SOFR + 2.000%, 7.128%, 2/20/2036(a)(b)	1,152,148
5,320,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R2, 3 mo. USD SOFR + 1.812%, 7.091%, 7/18/2030(a)(b)	5,325,320
20,215,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 6.582%, 10/22/2037(a)(b)	20,187,689
2,525,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.962%, 7.263%, 7/15/2031(a)(b)	2,528,818
3,920,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3 mo. USD SOFR + 1.962%, 7.263%, 10/15/2034(a)(b)	3,933,139
7,170,000	Carlyle U.S. CLO Ltd., Series 2021-9A, Class B, 3 mo. USD SOFR + 1.912%, 7.194%, 10/20/2034(a)(b)	7,180,181
6,500,000	CIFC Funding Ltd., Series 2014-5A, Class BR3, 3 mo. USD SOFR + 1.750%, 7.054%, 7/17/2037(a)(b)	6,514,950
4,415,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3 mo. USD SOFR + 1.912%, 7.213%, 10/15/2034(a)(b)	4,421,159
8,720,000	Clover CLO LLC, Series 2018-1A, Class A1RR, 3 mo. USD SOFR + 1.530%, 6.854%, 4/20/2037(a)(b)	8,747,477

Principal Amount	Description	Value (†)

$3,620,000	Clover CLO LLC, Series 2021-2A, Class A, 3 mo. USD SOFR + 1.432%, 6.714%, 7/20/2034(a)(b)	$3,620,166
3,335,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3 mo. USD SOFR + 1.662%, 6.963%, 1/15/2031(a)(b)	3,341,333
5,405,000	GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class B1, 3 mo. USD SOFR + 1.812%, 7.094%, 4/20/2030(a)(b)	5,413,848
3,990,000	Golub Capital Partners CLO 41B-R Ltd., Series 2019-41A, Class AR, 3 mo. USD SOFR + 1.582%, 6.864%, 1/20/2034(a)(b)	3,994,832
3,545,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 8.613%, 4/15/2034(a)(b)	3,548,616
13,180,000	Madison Park Funding XIV Ltd., Series 2014-14A, Class BR3, 3 mo. USD SOFR + 1.800%, 7.082%, 10/22/2030(a)(b)	13,196,106
2,420,000	Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR2, 3 mo. USD SOFR + 1.530%, 6.831%, 4/15/2037(a)(b)	2,435,786
13,895,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2022-16A, Class B, 3 mo. USD SOFR + 1.950%, 7.251%, 4/15/2035(a)(b)	13,933,560
545,455	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class A2R2, 3 mo. USD SOFR + 1.962%, 7.244%, 10/21/2030(a)(b)	545,655
2,105,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class DR, 3 mo. USD SOFR + 3.162%, 8.463%, 4/15/2034(a)(b)	2,107,153
4,395,000	Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class A, 3 mo. USD SOFR + 1.392%, 6.693%, 10/14/2035(a)(b)	4,400,340
6,205,000	OCP CLO Ltd., Series 2016-12A, Class BR2, 3 mo. USD SOFR + 1.810%, 7.089%, 4/18/2033(a)(b)	6,216,803
14,755,000	OCP CLO Ltd., Series 2020-8RA, Class A2, 3 mo. USD SOFR + 1.812%, 7.097%, 1/17/2032(a)(b)	14,761,832
7,170,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 7.018%, 4/16/2031(a)(b)	7,171,472
2,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class BR, 3 mo. USD SOFR + 1.862%, 7.163%, 7/15/2030(a)(b)	2,003,438
4,155,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3 mo. USD SOFR + 3.562%, 8.863%, 7/15/2036(a)(b)	4,048,524
4,981,627	Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, 3 mo. USD SOFR + 1.232%, 6.511%, 7/19/2030(a)(b)	4,983,891
40,470,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 6.925%, 7/15/2037(a)(b)	40,506,261
1,440,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3 mo. USD SOFR + 1.962%, 7.088%, 5/21/2034(a)(b)	1,443,695
8,844,000	Palmer Square CLO Ltd., Series 2021-2A, Class A, 3 mo. USD SOFR + 1.412%, 6.713%, 7/15/2034(a)(b)	8,864,208
12,875,000	Post CLO Ltd., Series 2022-1A, Class B, 3 mo. USD SOFR + 1.900%, 7.182%, 4/20/2035(a)(b)	12,885,313
19,620,000	Post CLO Ltd., Series 2023-1A, Class A, 3 mo. USD SOFR + 1.950%, 7.232%, 4/20/2036(a)(b)	19,712,744
Principal Amount	Description	Value (†)

$4,310,000	Rad CLO 15 Ltd., Series 2021-15A, Class B, 3 mo. USD SOFR + 1.912%, 7.194%, 1/20/2034(a)(b)	$4,315,724
1,730,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD SOFR + 1.662%, 6.944%, 4/20/2034(a)(b)	1,730,000
6,110,000	Regatta XV Funding Ltd., Series 2018-4A, Class A2R, 3 mo. USD SOFR + 1.550%, 6.835%, 10/25/2031(a)(b)	6,112,022
6,680,000	Rockford Tower CLO Ltd., Series 2017-1A, Class DR2A, 3 mo. USD SOFR + 3.512%, 8.794%, 4/20/2034(a)(b)	6,686,526
11,710,000	Sixth Street CLO XV Ltd., Series 2020-15A, Class BR, 7.694%, 10/24/2037(a)(b)	11,710,000
1,830,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 9.294%, 10/20/2034(a)(b)	1,842,516
3,335,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3 mo. USD SOFR + 1.961%, 7.241%, 10/18/2031(a)(b)	3,343,797
	Total Collateralized Loan Obligations (Identified Cost $307,506,611)	309,953,572

Senior Loans — 2.1%
	Building Materials — 0.3%
39,446,648	Summit Materials LLC, 2023 Incremental Term Loan B, 3 mo. USD SOFR + 1.750%, 7.054%, 1/12/2029(b)(g)	39,578,006
	Diversified Manufacturing — 0.2%
28,089,600	Resideo Funding, Inc., 2024 M&A Term Loan B, 3 mo. USD SOFR + 2.000%, 7.301%, 6/13/2031(b)(g)	28,089,600
6,321,156	Resideo Funding, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.855%, 2/11/2028(b)(g)	6,336,958
		34,426,558
	Financial Other — 0.4%
56,997,513	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 6.595%, 6/24/2031(b)(g)	56,868,129
	Leisure — 0.1%
2,714,497	Carnival Corp., 2024 Term Loan B1, 1 mo. USD SOFR + 2.750%, 7.595%, 10/18/2028(b)(g)	2,716,207
2,004,008	Carnival Corp., 2024 Term Loan B2, 1 mo. USD SOFR + 2.750%, 7.595%, 8/08/2027(b)(g)	2,007,134
6,339,112	Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.845%, 5/01/2031(b)(g)	6,321,680
		11,045,021
	Lodging — 0.8%
20,599,845	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 6.605%, 11/08/2030(b)	20,588,103
48,680,419	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.250%, 7.095%, 1/17/2031(b)(g)	48,254,465
1,228,667	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 8/02/2028(h)	1,220,226
55,795,162	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 6.595%, 5/24/2030(b)(g)	55,725,419
		125,788,213

Principal Amount	Description	Value (†)

	Paper — 0.2%
$30,039,493	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.595%, 5/23/2031(b)	$30,052,109
	Wireless — 0.1%
10,897,688	SBA Senior Finance II LLC, 2024 1st Lien Term Loan B, 1/25/2031(h)	10,900,194
	Total Senior Loans (Identified Cost $309,347,362)	308,658,230

Short-Term Investments — 3.4%
492,256,496	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2024 at 3.000% to be repurchased at $492,297,518 on 10/01/2024 collateralized by $502,671,100 U.S. Treasury Note, 3.500% due 9/30/2026 valued at $502,101,714 including accrued interest(i) (Identified Cost $492,256,496)	492,256,496
	Total Investments — 101.0% (Identified Cost $14,554,983,943)	14,750,063,000
	Other assets less liabilities — (1.0)%	(151,328,534)
	Net Assets — 100.0%	$14,598,734,466

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the value of Rule 144A holdings amounted to
$5,293,299,477 or 36.3% of net assets.

(b)
Variable rate security. Rate as of September 30, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(g)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.75%, to which the spread is added.

(h)	Position is unsettled. Contract rate was not determined at September 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(i)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-
party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of September 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ABS	Asset-Backed Securities
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At September 30, 2024, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	12/19/2024	10,314	$1,177,764,726	$1,178,696,813	$932,087
CBOT 2 Year U.S. Treasury Notes Futures	12/31/2024	1,478	308,156,081	307,781,954	(374,127)
CBOT 5 Year U.S. Treasury Notes Futures	12/31/2024	16,990	1,866,849,797	1,866,908,993	59,196
CBOT U.S. Long Bond Futures	12/19/2024	23,474	2,926,865,234	2,915,177,375	(11,687,859)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	12/19/2024	2,836	380,005,307	377,453,875	(2,551,432)
Total					$(13,622,135)

At September 30, 2024, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2024	21,788	$2,578,991,570	$2,577,452,313	$1,539,257

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$13,639,194,702	$ —	$13,639,194,702
Collateralized Loan Obligations	—	309,953,572	—	309,953,572
Senior Loans(a)	—	308,658,230	—	308,658,230
Short-Term Investments	—	492,256,496	—	492,256,496
Total Investments	—	14,750,063,000	—	14,750,063,000
Futures Contracts (unrealized appreciation)	2,530,540	—	—	2,530,540
Total	$2,530,540	$14,750,063,000	$ —	$14,752,593,540

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(14,613,418)	$ —	$ —	$(14,613,418)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of September 30, 2024, the Fund used futures contracts for hedging and duration management.
The following is a summary of derivative instruments for the Fund, as of September 30, 2024:
Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$2,530,540

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(14,613,418)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
Industry Summary at September 30, 2024 (Unaudited)
Treasuries	21.7%
Technology	8.0
Banking	7.8
ABS Other	4.8
ABS Car Loan	4.0
Midstream	3.9
ABS Home Equity	3.7
Independent Energy	3.0
Finance Companies	2.9
Metals & Mining	2.9
Aerospace & Defense	2.8
Wireless	2.2
Sovereigns	2.0
Other Investments, less than 2% each	25.8
Collateralized Loan Obligations	2.1
Short-Term Investments	3.4
Total Investments	101.0
Other assets less liabilities (including futures contracts)	(1.0)
Net Assets	100.0%